Label	Element	Value
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.12%	[1]
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.12%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.98%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.88%)
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003

[1]
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.